Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Aug. 19, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Provision for credit losses (in Dollars)	$ 5,687,230		$ 2,969,406
Allowance for credit losses (in Dollars)
Value added tax percentage	13.00%
Advertising expenses (in Dollars)	$ 321	$ 859
Research and development expense (in Dollars)	$ 1,332,109	$ 1,459,945
Tax benefit settlement rate	50.00%
Segment CODM,description	The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The chief operating decision maker is the Company’s president and Chief Executive Officer (“CEO”). Management, including the chief operating decision maker, reviews operating results of different products at revenue level with no allocation of operating costs.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	and Chief Executive Officer, president
Operating segment	1
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Collection of amount (in Dollars)				$ 4,600,000
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchanges rates translation	7.8
Customer Concentration Risk [Member] | Customer One [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage	8.40%	12.40%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage	10.23%		11.84%
Supplier Concentration Risk [Member] | Supplier One [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage	13.66%	13.73%
PRC [Member] | Customer Concentration Risk [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage	88.51%	99.00%